Allowance for credit losses on loans (Tables)	6 Months Ended
Sep. 30, 2020
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2019 and 2020 are shown below:

	Corporate	Retail	Total
	(in millions of yen)
Six months ended September 30, 2019
Balance at beginning of period	277,955	29,246	307,201

Provision (credit) for credit losses on loans	12,268	1,505	13,773

Charge-offs	(25,147)	(3,887)	(29,034)
Recoveries	2,785	1,269	4,054

Net charge-offs	(22,362)	(2,618)	(24,980)

Others (Note)	(4,570)	(2)	(4,572)

Balance at end of period	263,291	28,131	291,422

Six months ended September 30, 2020
Balance at beginning of period	413,026	27,829	440,855

April 1, 2020 adoption of CECL	77,514	78,241	155,755
Adjusted Balance at beginning of period	490,540	106,070	596,610
Provision (credit) for credit losses on loans	64,133	(11,051)	53,082

Charge-offs	(28,417)	(3,446)	(31,863)
Recoveries	5,260	479	5,739

Net charge-offs	(23,157)	(2,967)	(26,124)

Others (Note)	(997)	(45)	(1,042)

Balance at end of period	530,519	92,007	622,526

Note: Others includes primarily foreign exchange translation.